Condensed consolidated statement of profit or loss - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Continuing operations
Interest income using effective interest rate method	[1]	€ 12,399
Other interest income	[1]	695
Total interest income 12	[1]	13,094	€ 22,086
Interest expense using effective interest rate method	[1]	(5,435)
Other interest expense	[1]	(799)
Total interest expense 12	[1]	(6,234)	(15,375)
Net interest income	[1]	6,860	6,711
Net fee and commission income	[1]	1,377	1,395
Valuation results and net trading income 13	[1]	393	1,090
Investment income 14	[1]	102	90
Other income 15	[1],[2]	151	248
Total income	[1]	8,883	9,534
Addition to loan loss provisions 5	[1]	200	362
Staff expenses 16	[1]	2,723	2,580
Other operating expenses 17	[1]	2,309	2,342
Total expenses	[1]	5,232	5,284
Result before tax from continuing operations	[1]	3,651	4,250
Taxation	[1]	995	1,226
Net result from continuing operations	[1]	2,656	3,024
Net result (before non-controlling interests)	[1]	2,656	3,024
Profit (loss), attributable to
Net result attributable to Non-controlling interests	[1]	51	44
Net result attributable to Equityholders of the parent	[1]	2,605	2,980
Net result (before non-controlling interests)	[1]	2,656	3,024
Net result attributable to Non-controlling interests
Net result attributable to Non-controlling interests - from continuing operations		51	44
Net result attributable to Non-controlling interests - from discontinued operations		0	0
Net result attributable to Non-controlling interests	[1]	51	44
Net result attributable to Equityholders of the parent
Net result attributable to Equityholders of the parent - from continuing operations		2,605	2,980
Net result attributable to Equityholders of the parent - from discontinued operations		0	0
Net result attributable to Equityholders of the parent	[1]	€ 2,605	€ 2,980
Earnings per ordinary share
Basic earnings per ordinary share		€ 0.67	€ 0.77
Diluted earnings per ordinary share		0.67	0.77
Dividend per ordinary share		€ 0.24	€ 0.24

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.
[2]	Other income includes Result from associates and joint ventures, Net operating lease income, Net result on derecognition of financial assets at amortised cost, and Other.